Accounting Policies and Related Matters (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Estimated aggregate amortization expense for acquired lease intangibles expected to be recognized
2011	$ 48,613,000
2012	30,828,000
2013	14,194,000
2014	9,831,000
2015	8,618,000
Thereafter	96,851,000
Totals	208,935,000
Accounting Policies and Related Matters (Textuals) [Abstract]
Weighted-average amortization period in years	18.2	30
Capitalized interest costs	(20,792,000)	(41,170,000)	(25,029,000)
Amount of non-accrual loans receivable outstanding	$ 9,691,000	$ 67,126,000
Building [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	15
Estimated useful lives of buildings and improvements maximum	40
Building Improvements [Member]
Real Property Owned (Textuals) [Abstract]
Estimated useful lives of buildings and improvements minimum	5
Estimated useful lives of buildings and improvements maximum	15